Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2017
Long-term Debt [Abstract]
Long-term Debt
	December 31,
	2016	2017
Secured Credit Facilities - Drybulk Segment	$16,935	$-
Secured Credit Facilities - Gas Carrier Segment	-	147,716
Less: Deferred financing costs	(124)	(2,378)

Total debt	16,811	145,338
Less: Current portion	(16,811)	(11,635)
Long-term portion	$-	$133,703

Loan Movements for Credit Facilities and Term Loans Throughout the Year
Loan	Loan agreement date	Original Amount	December 31, 2016	New Loans	Repayments	December 31, 2017
Secured Credit Facility	March 19, 2012	$19,065	$14,935	-	(14,935)	$-
Secured Credit Facility	June 20, 2008	103,200	2,000	-	(2,000)	-
Secured Credit Facility	June 22, 2017	150,000	-	150,000	(2,284)	147,716
			$16,935	150,000	(19,219)	$147,716

Principal Payments
Due through December 31, 2018	$12,179
Due through December 31, 2019	12,179
Due through December 31, 2020	12,180
Due through December 31, 2021	12,180
Due through December 31, 2022	12,180
Thereafter	86,818
Total principal payments	147,716
Less: Financing fees	(2,378)
Total debt	$145,338